CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
SALES	$ 2,604,764	$ 1,530,068
COST OF SALES	1,014,245	662,550
GROSS PROFIT	1,590,519	867,518
Research and development expense	129,555	106,399
General and administrative expenses	610,871	746,243
Selling expenses	608,671	363,293
Depreciation and amortization	153,944	147,540
TOTAL OPERATING EXPENSES	1,503,041	1,363,475
INCOME (LOSS) FROM OPERATIONS	87,478	(495,957)
Interest expense, net of interest income	(512,789)	(418,431)
Change in fair value of warrant and derivative liabilities		1,161
Equity in loss of joint venture, net of tax	(23,205)	(41,936)
TOTAL OTHER EXPENSE	(535,994)	(459,206)
LOSS BEFORE INCOME TAX	(448,516)	(955,163)
Income tax
NET LOSS	(448,516)	(955,163)
Net loss attributed to non-controlling interest in subsidiaries	(15,181)	(32,259)
LOSS ATTRIBUTABLE TO SHAREHOLDERS OF THE COMPANY	(433,335)	(922,904)
OTHER COMPREHENSIVE INCOME :
Foreign currency translation adjustment	(48,715)	298,035
COMPREHENSIVE LOSS	(482,050)	(624,869)
Other comprehensive income attributable to non-controlling interest	(2,436)	14,902
COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY	$ (479,614)	$ (639,771)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ (0.01)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	49,615,013	49,167,411